SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 USCIS Operating Segment and Talent Management Services [Member]	Dec. 31, 2011 USCIS Operating Segment and Talent Management Services [Member]	Dec. 31, 2010 USCIS Operating Segment and Talent Management Services [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] U S Consumer Information Solutions [Member]	Mar. 31, 2013 Subsequent Event [Member] Talent Management Services [Member]
Subsequent Event [Line Items]
Proceeds received from sale of businesses	$ 2.5	$ 2.5	$ 181.7					$ 47.5
Escrow Receivable From Sale Of Business									3.5
Revenue from discontinued operations				87.5	66.6	62.0
Pretax income from discontinued operations				8.9	2.2	7.4
Income tax benefit from disposals	3.4	1.4	36.8				18.1
Discontinued Operation Income Loss From Discontinued Operation Income Tax Benefit Current							$ 14.3